Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Shares
Nonvested at beginning of year (in shares)	72,146
Granted (in shares)	126,800
Vested (in shares)	(23,782)
Forfeited (in shares)	0
Nonvested at end of year (in shares)	175,164
Weighted-Average Grant-Date Fair Value
Nonvested at beginning of year (in usd per share)	$ 6.54
Granted (in usd per share)	$ 11.50
Vested (in usd per share)	$ 6.51
Forfeited (in usd per share)	$ 0
Nonvested at end of year (in usd per share)	$ 10.14